Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair value measurement
Fair value measurement

C2  Fair value measurement

The Group uses the trade date method to account for regular purchases and sales of financial assets. The Group holds financial assets in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

–

Financial assets and liabilities at fair value through profit or loss (FVTPL): this comprises assets and liabilities designated by management as FVTPL on inception and derivatives. This includes instruments that are managed and the performance evaluated on a fair value basis, including liabilities related to net assets attributable to unit holders of consolidated investment funds and policyholder liabilities for investment contracts without discretionary participation features. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement.

–

Financial investments on an available-for-sale (AFS) basis: this comprises assets that are designated by management as AFS and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs and are subsequently measured at fair value. Interest and/or dividend income is recognised in the income statement. Unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses. Subsequent to the demerger of Jackson in September 2021, the Group has designated its retained interest in Jackson (as described in note D1.2) as AFS equity securities.

–

Loans and receivables: except for those designated as FVTPL or AFS, these instruments comprise non-quoted investments that have fixed or determinable payments, including loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred. If, in subsequent periods, an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

C2.1    Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of quoted market prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm's-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustments are made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2Fair value measurement hierarchy of Group assets and liabilities

(a)Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 'Fair Value Measurement' defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for $266 million of financial assets classified as available-for-sale at 31 December 2022 (31 December 2021: $909 million), all of which (31 December 2021: $683 million) related to the Group’s retained interest in Jackson’s equity securities. All assets and liabilities held at fair value are measured on a recurring basis. As of 31 December 2022, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	31 Dec 2022 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	447	3	450
Equity securities and holdings in collective investment schemes	49,725	7,130	824	57,679
Debt securities	57,215	19,736	38	76,989
Derivative assets	82	487	—	569
Derivative liabilities	(778)	(223)	—	(1,001)
Total financial investments, net of derivative liabilities	106,244	27,577	865	134,686
Investment contract liabilities without discretionary participation features	—	(741)	—	(741)
Net asset value attributable to unit holders of consolidated investment funds	(4,193)	—	—	(4,193)
Total financial instruments at fair value	102,051	26,836	865	129,752
Percentage of total (%)	78%	21%	1%	100%

Analysed by business type:
Financial investments net of derivative liabilities, at fair value
With-profits	65,880	14,605	748	81,233
Unit-linked	21,319	1,851	4	23,174
Non-linked shareholder-backed business	19,045	11,121	113	30,279
Total financial investments net of derivative liabilities, at fair value	106,244	27,577	865	134,686
Percentage of total (%)	78%	21%	1%	100%

Total financial investments net of derivative liabilities, at fair value	106,244	27,577	865	134,686
Other financial liabilities at fair value	(4,193)	(741)	—	(4,934)
Total financial instruments at fair value	102,051	26,836	865	129,752

	31 Dec 2021 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	616	5	621
Equity securities and holdings in collective investment schemes	54,107	6,917	577	61,601
Debt securities	76,049	22,987	58	99,094
Derivative assets	359	122	—	481
Derivative liabilities	(146)	(116)	—	(262)
Total financial investments, net of derivative liabilities	130,369	30,526	640	161,535
Investment contract liabilities without discretionary participation features	—	(814)	—	(814)
Net asset value attributable to unit holders of consolidated investment funds	(5,618)	(46)	—	(5,664)
Total financial instruments at fair value	124,751	29,666	640	155,057
Percentage of total (%)	81%	19%	0%	100%

Analysed by business type:
Financial investments net of derivative liabilities, at fair value
With-profits	82,489	15,438	506	98,433
Unit-linked	24,024	2,343	5	26,372
Non-linked shareholder-backed business	23,856	12,745	129	36,730
Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Percentage of total (%)	81%	19%	0%	100%

Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Other financial liabilities at fair value	(5,618)	(860)	—	(6,478)
Total financial instruments at fair value	124,751	29,666	640	155,057

Notes

(i)	Of the total level 2 debt securities of $19,736 million at 31 December 2022 (31 December 2021: $22,987 million), $37 million (31 December 2021: $24 million) are valued internally.
(ii)

At 31 December 2022, the Group held $865 million (31 December 2021: $640 million) of net financial instruments at fair value within level 3. This represents less than 1 per cent of the total fair-valued financial assets, net of financial liabilities, for both years and comprises the following items:

–

Equity securities and holdings in collective investment schemes of $824 million (31 December 2021: $557 million) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities. Equity securities of $1 million (31 December 2021: $1 million) are internally valued, representing less than 0.1 per cent for all periods of the total fair-valued financial assets net of financial liabilities. Internal valuations are inherently more subjective than external valuations; and

–	Other sundry individual financial instruments of a net asset of $41 million (31 December 2021: net asset of $63 million).

Of the net financial instruments of $865 million at 31 December 2022 (31 December 2021: $640 million) referred to above:

–

A net asset of $752 million (31 December 2021: $511 million) is held by the Group’s with-profits and unit-linked funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

–

A net asset of $113 million (31 December 2021: $129 million) is held to support non-linked shareholder-backed business, of which $111 million (31 December 2021: $112 million) are primarily private equity investments and corporate bonds externally valued using the net asset value of the invested entities and external prices adjusted to reflect the specific known conditions relating to these bonds (eg distressed securities) and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(11) million (31 December 2021: $(13) million), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(b)  Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During 2022, the transfers between levels within the portfolios were primarily transfers from level 1 to level 2 of $2,640 million (31 December 2021: $3,789 million) and transfers from level 2 to level 1 of $1,982 million (31 December 2021: $1,742 million). These transfers primarily reflect the change in the observed valuation inputs of equity securities and debt securities and, in certain cases, the change in the level of trading activities of the securities. There were transfers from level 3 to level 2 of $15 million in the year (31 December 2021: $12 million) and no transfers into level 3 (31 December 2021: $30 million).

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning and end of the years shown.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments. Total gains and losses recorded in other comprehensive income comprises the translation of investments into the Group's presentational currency of USD.

	2022 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	5	577	58	640
Total losses in income statementnote	(2)	(31)	(2)	(35)
Total losses recorded in other comprehensive income	—	(6)	(3)	(9)
Purchases and other additions	—	305	—	305
Sales	—	(21)	—	(21)
Transfers out of level 3	—	—	(15)	(15)
Balance at 31 Dec	3	824	38	865

	2021 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	6	445	33	484
Total (losses) gains in income statementnote	(1)	6	(3)	2
Total losses recorded in other comprehensive income	—	(5)	(2)	(7)
Purchases and other additions	—	143	—	143
Transfers (out of) into level 3	—	(12)	30	18
Balance at 31 Dec	5	577	58	640

Note

Of the total net losses in the income statement of $(35) million in 2022 (2021: net gains of $2 million), $(12) million (2021: $2 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2022 $m	2021 $m
Loans	(2)	(1)
Equity securities and holdings in collective investment schemes	(8)	6
Debt securities	(2)	(3)
Total net (losses) gains	(12)	2

(c)Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value. The carrying value of investment contracts with discretionary participation features is on an IFRS 4 basis, which is also excluded from the analysis below, as it is impractical to determine the fair value of these contracts due to the lack of a reliable basis to measure participation features.

	31 Dec 2022 $m		31 Dec 2021 $m
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	2,086	2,207	1,941	2,152
Liabilities
Core structural borrowings of shareholder-financed businesses	(4,261)	(3,834)	(6,127)	(6,565)
Operational borrowings (excluding lease liabilities)	(516)	(516)	(514)	(514)
Obligations under funding, securities lending and sale and repurchase agreements	(582)	(582)	(223)	(223)
Total net financial liabilities at amortised cost	(3,273)	(2,725)	(4,923)	(5,150)

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the parent company, has been estimated from the discounted cash flows expected to be received or paid. All the assets and liabilities in the table above have been classified within level 2 at 31 December 2022 and 2021, reflecting the observability of the inputs used to derive their fair value. The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

C2.3Additional information on financial instruments

(a)Financial risk

Liquidity analysis

Contractual maturities of financial liabilities on an undiscounted cash flow basis

The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities and investment contracts that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments) based on the earliest period in which the Group can be required to pay assuming conditions are consistent with those of year end.

	31 Dec 2022 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	4,261	509	124	370	2,598	1,024	—	—	750	5,375
Lease liabilities under IFRS 16note C5.2	299	101	76	127	28	9	—	—	—	341
Other operational borrowingsnote C5.2	516	516	—	—	—	—	—	—	—	516
Obligations under funding, securities lending and sale and repurchase agreements	582	582	—	—	—	—	—	—	—	582
Accruals, deferred income and other liabilities	8,777	6,258	—	—	—	—	—	—	2,519	8,777
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	4,193	4,193	—	—	—	—	—	—	—	4,193
Total financial liabilities	18,628	12,159	200	497	2,626	1,033	—	—	3,269	19,784

	31 Dec 2021 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	6,127	1,872	551	702	1,817	1,642	—	—	750	7,334
Lease liabilities under IFRS 16note C5.2	347	110	81	135	45	11	—	—	—	382
Other operational borrowingsnote C5.2	514	514	—	—	—	—	—	—	—	514
Obligations under funding, securities lending and sale and repurchase agreements	223	223	—	—	—	—	—	—	—	223
Accruals, deferred income and other liabilities	7,983	5,972	—	—	—	—	—	—	2,011	7,983
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,664	5,664	—	—	—	—	—	—	—	5,664
Total financial liabilities	20,858	14,355	632	837	1,862	1,653	—	—	2,761	22,100

Maturity analysis of derivatives

The following table shows the carrying value of the gross and net derivative positions.

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2022	569	(1,001)	(432)
31 Dec 2021	481	(262)	219

All net derivatives have been included at fair value due within one year or less, representing the basis on which they are managed (ie to manage principally asset or liability value exposures). The Group has no cash flow hedges and, in general, contractual maturities are not considered essential for an understanding of the timing of the cash flows for these instruments.

Maturity analysis of investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments.

	Maturity profile for investment contracts $m
	Total							Total
	carrying	1 year					Over	undiscounted
	value	or less	1-5 years	5-10 years	10-15 years	15-20 years	20 years	cash flows
31 Dec 2022	420	11	369	98	22	8	4	512
31 Dec 2021	459	14	442	63	16	6	2	543

The undiscounted cash flows in the maturity profile shown above excludes contracts which have no stated maturity but which are repayable on demand.

Most investment contracts have options to surrender early, often subject to surrender or other penalties. Therefore, most contracts can be said to have a contractual maturity of less than one year, but the additional charges and term of the contracts mean these are unlikely to be exercised in practice and the more useful information is to present information on expected payment.

The vast majority of the Group’s financial assets are held to back the Group’s policyholder liabilities. Although asset/liability matching is an important component of managing policyholder liabilities (both those classified as insurance and those classified as investments), this profile is mainly relevant for managing market risk rather than liquidity risk. Within each business unit, this asset/liability matching is performed on a portfolio-by-portfolio basis.

In terms of liquidity risk, a large proportion of the policyholder liabilities contain discretionary surrender values or surrender charges, meaning that many of the Group’s liabilities are expected to be held for the long term. Much of the Group’s investment portfolios are in marketable securities, which can therefore be converted quickly to liquid assets.

For the reasons provided above, an analysis of the Group’s assets by contractual maturity is not considered meaningful to evaluate the nature and extent of the Group’s liquidity risk.

Credit risk

The Group’s maximum exposure to credit risk of financial instruments before any allowance for collateral or allocation of losses to policyholders is represented by the carrying value of financial instruments on the balance sheet that have exposures to credit risk comprising cash and cash equivalents, deposits, debt securities, loans and derivative assets, accrued investment income and other debtors. Further details of collateral in place in relation to derivatives, securities lending, repurchase and reverse repurchase agreements and other transactions are provided in note (c) below. The Group’s exposure to credit risk is further discussed in the Risk review report.

Of the total loans and receivables held at 31 December 2022, $6 million (31 December 2021: $7 million) are past their due date but are not impaired, of which $1 million are less than one year past their due date (31 December 2021: $2 million). The Group expects full recovery of these loans and receivables.

There are no financial assets that would have been past due or impaired had the terms not been renegotiated in both years.

In addition, the Group did not take possession of any other collateral held as security in both years.

Foreign exchange risk

As at 31 December 2022, the Group held 27 per cent (31 December 2021: 26 per cent) of its financial assets and 64 per cent (31 December 2021: 63 per cent) of its financial liabilities in currencies mainly USD, other than the functional currency of the relevant business units or the currency to which the functional currency is pegged (eg financial assets and liabilities of USD denominated business in Hong Kong). The exchange risks inherent in these exposures are mitigated through the use of derivatives, mainly forward currency contracts and currency swaps as described in note (b) below.

The amount of exchange gain recognised in the income statement in 2022, except for those arising on financial instruments measured at fair value through profit or loss, is $234 million (2021: loss of $(132) million).

(b)    Derivatives and hedging

Derivative financial instruments are used to reduce or manage investment, interest rate and currency exposures, to facilitate efficient portfolio management and for investment purposes.

The Group does not regularly seek to apply fair value or cash flow hedging treatment under IAS 39. The Group has no net investment, fair value or cash flow hedges under IAS 39 at 31 December 2022 and 2021. All derivatives that are not designated as hedging instruments are carried at fair value, with movements in fair value being recorded in the income statement.

Embedded derivatives are embedded within other non-derivative host financial instruments and insurance contracts to create hybrid instruments. Embedded derivatives meeting the definition of an insurance contract are accounted for under IFRS 4. Where economic characteristics and risks of the embedded derivatives are not closely related to the economic characteristics and risks of the host instrument, and where the hybrid instrument is not measured at fair value with the changes in fair value recognised in the income statement, the embedded derivative is required to be bifurcated and carried at fair value as a derivative measured in accordance with IAS 39.

In addition, the Group applies the option under IFRS 4 to not separate and fair value surrender options embedded in host contracts and with-profits investment contracts whose strike price is either a fixed amount or a fixed amount plus interest.

Derivatives held and their purpose

The Group enters into a variety of exchange traded and over-the-counter derivative financial instruments, including futures, options, forward contracts, swaps and swaptions.

All over-the-counter derivative transactions are conducted under standardised ISDA (International Swaps and Derivatives Association Inc) master agreements and collateral agreements are in place between the individual entities and relevant counterparties under each of these market master agreements.

Derivatives are used for efficient portfolio management to obtain cost effective and management of exposure to various markets in accordance with the Group’s investment strategies and to manage exposure to interest rate, currency, credit and other business risks. The Group also uses interest rate derivatives to reduce exposure to interest rate volatility.

(c)    Derecognition, collateral and offsetting

Derecognition of financial assets and liabilities

The Group’s policy is to derecognise financial assets when it is deemed that substantially all the risks and rewards of ownership have been transferred.

The Group derecognises financial liabilities only when the obligation specified in the contract is discharged, cancelled or has expired.

Reverse repurchase agreements

The Group is party to various reverse repurchase agreements under which securities are purchased from third parties with an obligation to resell the securities. The securities are not recognised as investments in the statement of financial position but the right to receive the cash paid is recognised as deposits.

The Group has entered into reverse repurchase transactions under which it purchased securities and had taken on the obligation to resell the securities. At 31 December 2022, the fair value of the collateral held in respect of these transactions, which is represented by the purchased securities, was $3,244 million (31 December 2021: $2,149 million).

Securities lending and repurchase agreements

The Group is also party to various securities lending agreements (including repurchase agreements) under which securities are loaned to third parties on a short-term basis. The loaned securities are not derecognised; rather, they continue to be recognised within the appropriate investment classification. To the extent cash collateral is received it is recognised on the statement of financial position with the obligation to repay the cash paid recognised as a liability. Other collateral is not recognised.

At 31 December 2022, the Group had $1,571 million (31 December 2021: $854 million) of lent securities and assets subject to repurchase agreements. The cash and securities collateral held or pledged under such agreements were $1,679 million (31 December 2021: $913 million).

Collateral and pledges under derivative transactions

At 31 December 2022, the Group had pledged $62 million (31 December 2021: $99 million) for liabilities and held collateral of $234 million (31 December 2021: $50 million) in respect of over-the-counter derivative transactions. These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.

The Group has entered into collateral arrangements in relation to over-the-counter derivative transactions, which permit sale or re-pledging of underlying collateral. The Group has not sold any collateral held or re-pledged any collateral.

All over-the-counter derivative transactions are conducted under standardised International Swaps and Derivatives Association (ISDA) master agreements. The collateral management for these transactions is conducted under the usual and customary terms and conditions set out in the Credit Support Annex to the ISDA master agreement.

Offsetting assets and liabilities

The Group’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Group recognises amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2022 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	457	(179)	(217)	—	61
Reverse repurchase agreements	3,174	—	—	(3,174)	—
Total financial assets	3,631	(179)	(217)	(3,174)	61
Financial liabilities:
Derivative liabilities	(284)	179	27	6	(72)
Securities lending and repurchase agreements	(582)	—	13	566	(3)
Total financial liabilities	(866)	179	40	572	(75)

	31 Dec 2021 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities	Net
	sheet	instruments	collateral	collateral	amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	170	(94)	(31)	(1)	44
Reverse repurchase agreements	2,135	—	—	(2,134)	1
Total financial assets	2,305	(94)	(31)	(2,135)	45
Financial liabilities:
Derivative liabilities	(165)	94	63	—	(8)
Securities lending and repurchase agreements	(222)	—	153	69	—
Total financial liabilities	(387)	94	216	69	(8)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.